Note 7 - Business Combinations - Components of Business Combinations (Details) - USD ($)			12 Months Ended
	Feb. 02, 2018	Jun. 26, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jan. 19, 2017
Statement Line Items [Line Items]
Goodwill at end of period			$ 123,841,000	$ 48,530,000	$ 37,207,000
Total net cash outflow arising on acquisition			$ 4,489,000
RadiumOne, Inc. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value		$ 20,407,000
Cash		4,455,000
Fair value of acquired receivables		22,863,000
Property plant and equipment		3,282,000
Trade and other payables		(21,189,000)
Deferred tax liabilities		(436,000)
FAIR VALUE OF NET IDENTIFIABLE ASSETS AND LIABILITIES ASSUMED		9,341,000
Goodwill at end of period		11,066,000
Other assets		3,497,000
Credit facility		(14,431,000)
Provisional fair value of net identifiable assets and liabilities assumed		9,341,000
Cash transferred		8,944,000
Liabilities incurred		11,463,000
Total net cash outflow arising on acquisition		4,489,000
RadiumOne, Inc. [member] | Tradename [member]
Statement Line Items [Line Items]
Intangible assets		900,000
RadiumOne, Inc. [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets		6,100,000
RadiumOne, Inc. [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets		4,200,000
RadiumOne, Inc. [member] | Favorable leases [member]
Statement Line Items [Line Items]
Intangible assets		$ 100,000
YuMe, Inc. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value	$ 163,432,000
Cash	42,487,000
Fair value of acquired receivables	37,940,000
Property plant and equipment	6,944,000
Trade and other payables	(37,241,000)
Deferred tax liabilities	(1,128,000)
FAIR VALUE OF NET IDENTIFIABLE ASSETS AND LIABILITIES ASSUMED	99,187,000
Goodwill at end of period	64,245,000
Other assets	5,067,000
Provisional fair value of net identifiable assets and liabilities assumed	99,187,000
Cash transferred	61,569,000
Liabilities incurred	950,000
Total net cash outflow arising on acquisition	19,082,000
Equity interests of acquirer	100,913,000
YuMe, Inc. [member] | Tradename [member]
Statement Line Items [Line Items]
Intangible assets	1,200,000
YuMe, Inc. [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets	15,900,000
YuMe, Inc. [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets	26,600,000
YuMe, Inc. [member] | Favorable leases [member]
Statement Line Items [Line Items]
Intangible assets	$ 1,418,000
Perk, Inc. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value						$ 43,697,000
Cash						10,229,000
Fair value of acquired receivables						10,255,000
Other receivables						1,753,000
Property plant and equipment						630,000
Trade and other payables						(9,058,000)
Term loans						(832,000)
Provisions						(300,000)
Income tax payable						(953,000)
Term loans						(675,000)
Deferred tax liabilities						(4,695,000)
FAIR VALUE OF NET IDENTIFIABLE ASSETS AND LIABILITIES ASSUMED						26,253,000
Goodwill at end of period						17,444,000
Provisional fair value of net identifiable assets and liabilities assumed						26,253,000
Equity interests of acquirer						43,700,000
Perk, Inc. [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets						99,000
Perk, Inc. [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets						9,700,000
Perk, Inc. [member] | Trade names and trademarks [member]
Statement Line Items [Line Items]
Intangible assets						5,400,000
Perk, Inc. [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets						$ 4,700,000